Form N-1A Cover	Sep. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 09, 2026
Prospectus Date	Sep. 09, 2026